Other Assets Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Other Assets [Table Text Block]

(Dollar amounts in thousands)	2015	2014
FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,010	1,005
Accrued interest on loans	1,377	1,090
Deferred tax asset, net	959	1,484
Other	2,244	1,579

Total	$7,477	$7,045